INFORMATION BY BUSINESS SEGMENT (Tables)	12 Months Ended
Dec. 31, 2024
INFORMATION BY BUSINESS SEGMENT
Schedule of Interest income and expense per segment

	12/31/2024
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	29,952	23,983,323	16,905,129	(736,851)	40,181,553
Intersegments	—	306,356	430,495	(736,851)	—
Third Parties	29,952	23,676,967	16,474,634	—	40,181,553
Operating expenses	(236,593)	(17,728,851)	(9,473,572)	736,851	(26,702,165)
Depreciation and Amortization	(8,358)	(3,921,409)	(58,008)	—	(3,987,775)
Energy purchased for resale	(57)	(5,374,422)	—	306,356	(5,068,123)
Charges for using the electricity grid	—	(4,380,665)	—	425,935	(3,954,730)
Construction cost	—	—	(4,286,914)	—	(4,286,914)
Operational provisions	329,937	817,259	(967,177)	—	180,019
Other expenses	(558,115)	(4,869,614)	(4,161,473)	4,560	(9,584,642)
Regulatory remeasurements - Transmission contracts	—	—	6,129,771	—	6,129,771
Profit before financial result	(206,641)	6,254,472	13,561,328	—	19,609,159
Financial Result					(11,628,120)
Results of equity method investments					2,503,205
Other revenue and expenditure					136,540
Current and deferred income tax and social contribution					(240,030)
Net profit from continuing operations					10,380,755

Net profit for the year					10,380,755

	12/31/2023
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	110,270	22,397,652	15,226,823	(575,837)	37,158,908
Intersegments	—	264,091	311,746	(575,837)	—
Third Parties	110,270	22,133,561	14,915,077	—	37,158,908
Operating expenses	(920,109)	(17,809,931)	(7,975,433)	575,837	(26,129,636)
Depreciation and Amortization	(37,213)	(3,476,566)	(107,563)	—	(3,621,342)
Energy purchased for resale	(99)	(3,292,218)	—	264,091	(3,028,226)
Charges for using the electricity grid	—	(3,793,742)	—	311,616	(3,482,126)
Construction cost	—	—	(3,291,132)	—	(3,291,132)
Operational provisions	1,148,011	(3,193,235)	(435,830)	—	(2,481,054)
Other expenses	(2,030,808)	(4,054,170)	(4,140,908)	130	(10,225,756)
Regulatory remeasurements - Transmission contracts	—	—	(12,144)	—	(12,144)
Profit before financial result	(809,839)	4,587,721	7,239,246	—	11,017,128
Financial Result					(12,002,121)
Results of equity method investments					2,062,090
Other revenue and expenditure					651,280
Current and deferred income tax and social contribution					2,998,498
Net profit from continuing operations					4,726,875

Net loss from discontinued operations					(332,014)

Net profit for the year					4,394,861

	12/31/2022
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	379,988	20,252,000	14,001,392	(559,147)	34,074,233
Intersegments	—	244,761	314,386	(559,147)	—
Third Parties	379,988	20,007,239	13,687,006	—	34,074,233
Operating expenses	(4,660,501)	(14,730,658)	(10,443,295)	559,147	(29,275,307)
Depreciation and Amortization	(11,197)	(2,353,916)	(325,155)	—	(2,690,268)
Energy purchased for resale	(16,685)	(3,345,731)	—	244,761	(3,117,655)
Charges for using the electricity grid	—	(2,746,132)	—	276,721	(2,469,411)
Construction cost	—	—	(1,678,631)	—	(1,678,631)
Operational provisions	(3,501,113)	(1,885,716)	(1,541,596)	—	(6,928,425)
Other expenses	(1,131,506)	(4,399,163)	(6,897,913)	37,665	(12,390,917)
Regulatory remeasurements - Transmission contracts	—	—	365,178	—	365,178
Profit before financial result	(4,280,513)	5,521,342	3,923,275	—	5,164,104
Financial Result					(4,373,595)
Results of equity method investments					2,369,777
Other revenue and expenditure					186,924
Current and deferred income tax and social contribution					(695,613)
Net profit from continuing operations					2,651,597

Net profit from discontinued operations					986,785

Net profit for the year					3,638,382

Schedule of revenue from external customers by segment

	12/31/2024				12/31/2023				12/31/2022
	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total
Power supply for distribution companies	—	18,811,949	—	18,811,949	—	17,030,455	—	17,030,455	—	14,104,623	—	14,104,623
Power supply for end consumers	—	2,941,312	—	2,941,312	—	3,853,830	—	3,853,830	—	3,925,510	—	3,925,510
CCEE	—	3,278,465	—	3,278,465	—	1,680,285	—	1,680,285	17,708	1,141,450	—	1,159,158
O&M revenue	—	3,063,896	7,725,358	10,789,254	—	4,052,072	7,335,165	11,387,237	—	4,676,630	6,379,321	11,055,951
Construction revenue	—	—	4,161,735	4,161,735	—	—	2,960,792	2,960,792	—	7,324	1,494,307	1,501,631
Financial effect of Itaipu	—	—	—	—	—	—	—	—	287,610	—	—	287,610
Contract revenue	—	—	7,405,486	7,405,486	—	—	7,136,080	7,136,080	—	—	7,901,256	7,901,256
Other operating revenue	30,292	65,724	241,150	337,166	115,371	(104,270)	415,326	426,427	222,037	173,774	706,006	1,101,817
Deductions Operating revenues	(341)	(4,484,379)	(3,059,095)	(7,543,815)	(5,101)	(4,378,811)	(2,932,286)	(7,316,198)	(147,367)	(4,022,072)	(2,793,884)	(6,963,323)
	29,951	23,676,967	16,474,634	40,181,552	110,270	22,133,561	14,915,077	37,158,908	379,988	20,007,239	13,687,006	34,074,233

Schedule of additions to non-current assets by segment

	12/31/2024				12/31/2023
	Administration	Generation	Transmission	Total	Administration	Generation	Transmission	Total
Intangible assets	407,345	77,553,246	212,682	78,173,273	635,911	79,001,867	228,463	79,866,241
Contractual asset	—	—	56,683,696	56,683,696	—	—	50,052,912	50,052,912
Property, Plant and Equipment	2,074,260	34,779,796	—	36,854,056	1,899,517	33,905,905	—	35,805,422
	2,481,605	112,333,042	56,896,378	171,711,025	2,535,428	112,907,772	50,281,375	165,724,575

Schedule of impairment positions, by operating segment

	12/31/2024			12/31/2023
	Administration	Generation	Total	Administration	Generation	Total
Property, Plant and Equipment	—	1,175,713	1,175,713	—	1,702,409	1,702,409
Intangible assets	70,431	—	70,431	70,431	7,078	77,509
	70,431	1,175,713	1,246,144	70,431	1,709,487	1,779,918